Organization and Basis of Presentation - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 01, 2023	Mar. 31, 2024 USD ($) Country $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Country $ / shares	Dec. 31, 2022 USD ($) $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of countries, currently markets the program | Country		50		50
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Gains (losses) from foreign currency translation adjustment		$ (300)	$ 100	$ 100	$ (700)
Net losses		(5,586)	17,801	80,607	37,744
Cash outflows from operating activities		8,636	10,318	63,982	46,981
Accumulated deficit		207,213		212,799	132,192
Losses from operations		$ 11,390	$ 13,891	$ 79,078	$ 32,010
Common Stock | Business Combination Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio	0.978
Common stock, par value | $ / shares				$ 0.0001